Federated Strategic Income Fund
A Portfolio of Federated Fixed Income Securities, Inc.
CLASS A SHARES (TICKER STIAX)
CLASS B SHARES (TICKER SINBX)
CLASS C SHARES (TICKER SINCX)
CLASS F SHARES (TICKER STFSX )
INSTITUTIONAL SHARES (TICKER STISX)
CLASS R6 SHARES (TICKER STILX)
CLASS T SHARES (TICKER SINTX)

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED JANUARY 31, 2018
Under the heading entitled “Investment Objective and Investment Limitations,” please delete the following non-fundamental investment policy.
“Purchasing Call Options
The Fund may purchase call options on securities indices and U.S. Treasury securities.”
May 18, 2018

Federated Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454330 (5/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.